Consolidated Statement of Financial Position - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill	£ 8,388	£ 7,366
Intangible assets	3,524	3,304
Investments in joint ventures and associates	159	105
Other investments	127	107
Property, plant and equipment	126	131
Right-of-use assets	145	161
Other receivables	5	19
Deferred tax assets	146	210
Net pension assets	129	46
Derivative financial instruments	11	52
Non-current assets	12,760	11,501
Current assets
Inventories and pre-publication costs	309	253
Trade and other receivables	2,405	1,960
Derivative financial instruments	21	31
Cash and cash equivalents	334	113
Current assets	3,069	2,357
Total assets	15,829	13,858
Current liabilities
Trade and other payables	4,017	3,275
Derivative financial instruments	33	2
Debt	870	232
Taxation	249	192
Provisions	18	47
Current liabilities	5,187	3,748
Non-current liabilities
Derivative financial instruments	236	12
Debt	5,860	5,935
Deferred tax liabilities	590	591
Net pension obligations	184	315
Other payables	3	10
Provisions	15	23
Non-current liabilities	6,888	6,886
Total liabilities	12,075	10,634
Net assets	3,754	3,224
Capital and reserves
Share capital	279	286
Share premium	1,517	1,491
Shares held in treasury	(414)	(876)
Translation reserve	677	250
Other reserves	1,717	2,081
Shareholders' equity	3,776	3,232
Non-controlling interests	(22)	(8)
Total equity	£ 3,754	£ 3,224